CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 52.0%
	COMMERCIAL SUPPORT SERVICES - 0.6%
7,757	Waste Management, Inc.	$ 1,565,285

	COMMUNICATION SERVICES - 3.9%
31,348	American Tower Corporation, A	5,749,537
24,769	SBA Communications Corporation, Class A	5,047,922
		10,797,459
	DATA CENTER REIT - 0.3%
4,529	Digital Realty Trust, Inc.	803,128

	ELECTRIC UTILITIES - 26.2%
207,111	AES Corporation (The)	2,665,519
25,912	American Electric Power Company, Inc.	2,389,864
22,320	CMS Energy Corporation	1,487,628
40,039	Constellation Energy Corporation	8,957,125
60,306	Dominion Energy, Inc.	3,248,081
7,442	DTE Energy Company	898,622
22,590	Duke Energy Corporation	2,433,847
9,083	Edison International	725,187
49,779	Enel - Societa per Azioni - ADR(a)	352,435
3,698	Entergy Corporation	280,382
16,459	Exelon Corporation	619,517
39,863	FirstEnergy Corporation	1,585,750
27,085	Iberdrola SA - ADR	1,493,467
21,135	National Grid plc - ADR	1,255,842
113,756	NextEra Energy, Inc.	8,155,168
45,781	NRG Energy, Inc.	4,130,362
26,323	Public Service Enterprise Group, Inc.	2,224,030
47,029	RWE AG - ADR	1,385,474
56,320	Sempra Energy	4,940,390
94,962	Southern Company (The)	7,817,272
69,595	TRANSALTA CORP.	984,769
86,013	Vistra Corporation	11,858,611
48,050	Xcel Energy, Inc.	3,244,336
		73,133,678

CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	ENERGY - 13.3%
42,098	Cheniere Energy, Inc.	$ 9,045,598
22,764	DT Midstream, Inc.	2,263,425
57,423	Enbridge, Inc.	2,436,458
181,184	EQT Corporation	8,354,394
104,667	Schlumberger N.V.	4,012,933
8,085	South Bow Corporation(a)	190,563
34,031	TC Energy Corporation	1,583,462
89,500	Ultrapar Participacoes S.A. - ADR(a)	235,385
165,801	Williams Companies, Inc. (The)	8,973,150
		37,095,368
	GAS & WATER UTILITIES - 1.5%
18,228	American Water Works Company, Inc.	2,269,203
3,537	Atmos Energy Corporation	492,598
31,110	Essential Utilities, Inc.	1,129,915
9,252	NiSource, Inc.	340,104
		4,231,820
	MACHINERY - 0.8%
18,995	Xylem, Inc.	2,203,800

	OIL & GAS SERVICES & EQUIPMENT - 0.9%
90,764	Halliburton Company	2,467,873

	RENEWABLE ENERGY - 0.4%
10,850	Enphase Energy, Inc.(a)	745,178
23,883	SolarEdge Technologies, Inc.(a)	324,809
		1,069,987
	SPECIALTY REIT - 0.6%
64,569	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,732,386

	TRANSPORTATION & LOGISTICS - 3.5%
43,816	Canadian Pacific Kansas City LTD.	3,170,964
9,365	Grupo Aeroportuario del Centro Norte S.A.B. - ADR	642,814
9,530	Grupo Aeroportuario del Sureste SAB de CV - ADR	2,455,214

CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	TRANSPORTATION & LOGISTICS - 3.5% (Continued)
15,328	Union Pacific Corporation	$ 3,495,397
		9,764,389

	TOTAL COMMON STOCKS (Cost $131,353,655)	144,865,173

	PRIVATE INVESTMENT FUNDS — 32.6%
13,357,254	Aero Capital Solutions(b)(c)(d)(e)(f)(g)	12,699,554
35,184,207	Blackstone Infrastructure Partners IRH-G L.P.(b)(c)(d)(e)	36,365,727
2,490,896	CoreWeave Credit Agreement(b)(c)(d)(e)	2,528,828
2,783,567	DigitalBridge Credit (Onshore), LP(b)(c)(d)(e)	2,359,878
3,707,757	DigitalBridge Credit II (Onshore), LP(b)(c)(d)(e)	3,684,063
4,354,259	IPCC Fund L.P. (b)(c)(d)(e)	4,029,649
5,001,546	Irradiant Orchid Investors, LP(b)(c)(d)(e)	4,768,654
2,393,468	Nova Infrastructure Fund II(b)(c)(d)(e)	2,395,227
12,342,854	Peppertree Capital Fund VIII QP, LP(b)(c)(d)(e)	15,465,486
1,223,038	Peppertree Capital Fund X QP, LP(b)(c)(d)(e)	1,366,718
1,587,547	Rockland Power Partners IV LP(b)(c)(d)(e)(f)(g)	4,950,818
		90,614,602

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $84,965,599)	90,614,602

	SHORT-TERM INVESTMENT — 15.1%
	MONEY MARKET FUND - 15.1%
42,037,600	Morgan Stanley Institutional Liquidity Funds -, Institutional Class, 4.42% (Cost $42,037,600)(h)	42,037,600

	TOTAL INVESTMENTS – 99.7% (Cost $258,356,854)	$ 277,517,375
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%	743,942
	NET ASSETS - 100.0%	$ 278,261,317

ADR	- American Depositary Receipt
LTD	- Private Limited Company
LP	- Limited Partnership
PLC	- Public Limited Company
SA	- Société Anonyme

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of December 31, 2024, was $90,614,602, representing 32.6% of net assets.
(c)	Restricted security.
(d)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as of December 31, 2024, amounted to $90,614,602, which represents approximately 32.6% of the net assets of the Fund.
(e)	Investment has been committed to but has not been fully funded by the Fund at December 31, 2024.
(f)	All or a portion of this security is custodied with CF IIX Holdings LLC at December 31, 2024.
(g)	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
(h)	Rate disclosed is the seven-day effective yield as of December 31, 2024.